INCOME TAX (CREDITS) EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unused tax losses	$ 1,163,254	$ 321,102
Unrecognised tax losses	$ 319,970	$ 16,096
Unrecognised tax losses expire term	5 years
PERU | Top of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	29.50%	29.50%	29.50%
PERU | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate			5.00%
PERU | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	5.00%	5.00%
FRANCE
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
CHINA
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
MACAO
IfrsStatementLineItems [Line Items]
Applicable tax rate	12.00%	12.00%	12.00%
HONG KONG
IfrsStatementLineItems [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%